..........................

                                                             OMB Approval
                                                      ..........................
                                                      ..........................

                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200



                               /s/ Jonathan Savitz
                               -------------------
                               Purchase, New York
                                February 14, 2008







                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       23

                    Form 13 F Information Table Value Total:

                              $334,286 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT      PRN CALL DSCRETN MANAGERS SOLE         SHARED NONE
------------------------------ ---------------- --------- -------- ------------ --- ---- ------- -------- ------------ ------ ------
AMR CORP                       NOTE 4.500% 2/1  001765BB1 29,015   28,000,000   PRN      OTHER   1        28,000,000
ARBINET THEXCHANGE INC         COM              03875P100  9,376    1,549,839   SH       OTHER   1         1,549,839
CHARTER COMMUNICATIONS INC D   CL A             16117M107    117      100,000   SH       OTHER   1           100,000
COMCAST CORP NEW               CL A             20030N101    913       50,000   SH       OTHER   1            50,000
COMMERCIAL METALS CO           COM              201723103  3,940      133,800   SH       OTHER   1           133,800
CRYSTALLEX INTL CORP           COM              22942F101 17,029    7,307,400   SH       OTHER   1         7,307,400
DDI CORP                       COM 0.0001 NEW   233162502  6,628    1,177,275   SH       OTHER   1         1,177,275
GOLD RESV INC                  NOTE 5.500% 6/1  38068NAB4 24,562   25,000,000   PRN      OTHER   1        25,000,000
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208 17,456    1,585,461   SH       OTHER   1         1,585,461
HD PARTNERS ACQUISITION CORP   *W EXP 06/01/201 40415K118    446      550,000   SH       OTHER   1           550,000
IBASIS INC                     COM NEW          450732201 10,452    2,037,440   SH       OTHER   1         2,037,440
IPCS INC                       COM NEW          44980Y305 44,511    1,236,769   SH       OTHER   1         1,236,769
MIRANT CORP NEW                COM              60467R100    624       16,021   SH       OTHER   1            16,021
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103 17,979    1,467,700   SH       OTHER   1         1,467,700
NAVIOS MARITIME HOLDINGS INC   *W EXP 12/09/200 Y62196111 11,363    1,515,000   SH       OTHER   1         1,515,000
PARTICLE DRILLING TECHNOLOGI   COM              70212G101  8,614    3,338,855   SH       OTHER   1         3,338,855
PINNACLE AIRL CORP             NOTE 3.250% 2.1  723443AB3 42,846   33,605,000   PRN      OTHER   1        33,605,000
PROTECTION ONE INC             COM NEW          743663403 11,079      931,793   SH       OTHER   1           931,793
SKYWEST INC                    COM              830879102 36,551    1,361,300   SH       OTHER   1         1,361,300
STEEL DYNAMICS INC             COM              858119100  4,468       75,000   SH       OTHER   1            75,000
VANTAGE ENERGY SERVICES INC    *W EXP 99/99/999 92209F110  1,593    1,225,000   SH       OTHER   1         1,225,000
VANTAGE ENERGY SERVICES INC    COM              92209F102  6,317      831,200   SH       OTHER   1           831,200
VONAGE HLDGS CORP              COM              92886T201 28,407   12,351,040   SH       OTHER   1        12,351,040
